JPMorgan SmartRetirement® Blend 2020 Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 41.9%
Fixed Income — 18.8%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,339	89,334
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,486	15,415
JPMorgan High Yield Fund Class R6 Shares (a)	8,764	56,612
Total Fixed Income		161,361
International Equity — 1.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	935	15,802
U.S. Equity — 21.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,166	182,417
Total Investment Companies (Cost $270,875)		359,580
Exchange-Traded Funds — 21.9%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	74	6,923
Fixed Income — 5.0%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	5	206
JPMorgan Inflation Managed Bond ETF (a)	891	42,906
Total Fixed Income		43,112
International Equity — 11.8%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	300	15,804
JPMorgan BetaBuilders International Equity ETF (a)	1,380	84,886
Total International Equity		100,690
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	266	23,984
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	219	13,272
Total U.S. Equity		37,256
Total Exchange-Traded Funds (Cost $158,671)		187,981
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 9.2%
U.S. Treasury Bonds
1.13%, 8/15/2040	6,836	4,284
2.25%, 5/15/2041	259	192
3.38%, 8/15/2042	1,415	1,213
3.13%, 2/15/2043	390	320
3.88%, 5/15/2043	3,095	2,825
3.63%, 8/15/2043	740	650
4.13%, 8/15/2044	2,170	2,033
1.38%, 8/15/2050	3,196	1,629
1.63%, 11/15/2050	1,102	600
2.25%, 2/15/2052	1,610	1,016
3.00%, 8/15/2052	3,909	2,911
4.25%, 8/15/2054	1,750	1,652

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.50%, 11/15/2054	160	158
U.S. Treasury Notes
4.00%, 12/15/2025 (b)	330	330
4.25%, 11/30/2026	860	864
3.13%, 8/31/2027	2,320	2,279
3.63%, 3/31/2028	75	74
1.13%, 8/31/2028	1,304	1,189
1.88%, 2/28/2029	3,230	2,992
3.25%, 6/30/2029	8,505	8,279
3.13%, 8/31/2029	1,882	1,821
4.25%, 1/31/2030	610	618
3.63%, 3/31/2030	4,450	4,382
1.63%, 5/15/2031	4,910	4,273
1.38%, 11/15/2031	240	203
4.13%, 2/29/2032	11,630	11,661
3.88%, 8/15/2033	4,645	4,552
4.00%, 2/15/2034	289	285
4.25%, 11/15/2034	15,450	15,496
Total U.S. Treasury Obligations (Cost $81,903)		78,781
Mortgage-Backed Securities — 8.0%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	580	532
Pool # WA1626, 3.45%, 8/1/2032	670	626
Pool # WN3225, 3.80%, 10/1/2034	440	411
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	393	366
Pool # QB2668, 2.50%, 8/1/2050	236	199
Pool # QB4026, 2.50%, 10/1/2050	1,188	1,006
Pool # QB4484, 2.50%, 10/1/2050	506	429
Pool # QB4542, 2.50%, 10/1/2050	513	436
Pool # QB8503, 2.50%, 2/1/2051	594	499
Pool # SD4767, 2.50%, 2/1/2051	557	469
Pool # QC9443, 2.50%, 10/1/2051	318	268
Pool # SD0781, 3.00%, 11/1/2051 (c)	722	630
Pool # SD5768, 3.00%, 1/1/2052	976	855
Pool # SD3952, 2.50%, 3/1/2052	611	515
Pool # QE1637, 4.00%, 5/1/2052	167	158
Pool # QE1832, 4.50%, 5/1/2052	208	203
Pool # SD4119, 3.00%, 8/1/2052	276	242
Pool # QH9763, 6.00%, 1/1/2054	202	207
Pool # QH9845, 6.00%, 2/1/2054	181	185
Pool # QJ5547, 5.50%, 9/1/2054	783	795
FNMA UMBS, 30 Year
Pool # CB3874, 3.00%, 6/1/2047	794	693
Pool # CA2826, 5.50%, 12/1/2048	602	609
Pool # FM3118, 3.00%, 5/1/2050	298	263
Pool # BP9250, 2.50%, 7/1/2050	626	529

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BP6749, 2.50%, 9/1/2050	569	478
Pool # BQ2894, 3.00%, 9/1/2050	578	509
Pool # BQ3996, 2.50%, 10/1/2050	495	420
Pool # BQ5243, 3.50%, 10/1/2050	284	259
Pool # CA7398, 3.50%, 10/1/2050	666	607
Pool # CA8637, 4.00%, 1/1/2051	1,196	1,130
Pool # CB0189, 3.00%, 4/1/2051	135	118
Pool # CB0458, 2.50%, 5/1/2051	242	203
Pool # FS7655, 2.50%, 5/1/2051	543	456
Pool # FM7531, 3.00%, 5/1/2051	506	443
Pool # FM7916, 2.50%, 6/1/2051	207	175
Pool # FM7957, 2.50%, 7/1/2051	1,230	1,039
Pool # CB1301, 2.50%, 8/1/2051	326	274
Pool # FM8247, 2.50%, 8/1/2051	174	147
Pool # FS2559, 3.00%, 12/1/2051	583	510
Pool # CB2635, 2.50%, 1/1/2052	1,056	887
Pool # BV4831, 3.00%, 2/1/2052	276	240
Pool # BV0295, 3.50%, 2/1/2052	624	574
Pool # BV6743, 4.50%, 5/1/2052	201	196
Pool # BV9515, 6.00%, 6/1/2052	252	259
Pool # BY4714, 5.00%, 6/1/2053	503	493
Pool # DA7753, 5.50%, 1/1/2054	146	147
Pool # DA0425, 6.00%, 2/1/2054	192	196
Pool # DA7754, 6.00%, 2/1/2054	805	825
FNMA, Other
Pool # BS7317, 5.35%, 11/1/2027	984	1,001
Pool # BS7576, 4.86%, 12/1/2027	355	360
Pool # BS3939, 1.58%, 11/1/2028	746	679
Pool # BS6144, 3.97%, 1/1/2029	920	907
Pool # AM5319, 4.34%, 1/1/2029	355	355
Pool # BS4290, 1.95%, 10/1/2029	600	536
Pool # BS0448, 1.27%, 12/1/2029	827	718
Pool # BL9748, 1.60%, 12/1/2029	331	293
Pool # AN7593, 2.99%, 12/1/2029	245	231
Pool # BS7385, 4.83%, 12/1/2029	1,000	1,018
Pool # AN8285, 3.11%, 3/1/2030	251	238
Pool # AM8544, 3.08%, 4/1/2030	108	102
Pool # BL9251, 1.45%, 10/1/2030	653	562
Pool # AM4789, 4.18%, 11/1/2030	150	148
Pool # BL9891, 1.37%, 12/1/2030	464	397
Pool # BL9652, 1.56%, 12/1/2030	932	809
Pool # BS7290, 5.64%, 2/1/2031	984	1,035
Pool # BS6802, 4.93%, 6/1/2031	900	916
Pool # BS5580, 3.68%, 1/1/2032	660	627
Pool # BS4654, 2.39%, 3/1/2032	566	497
Pool # AN6149, 3.14%, 7/1/2032	1,155	1,056
Pool # BS5530, 3.30%, 7/1/2032	986	910
Pool # BS6822, 3.81%, 10/1/2032	580	553

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8528, 4.31%, 10/1/2032	925	908
Pool # BS6954, 4.93%, 10/1/2032	462	472
Pool # BM6491, 1.46%, 11/1/2032 (d)	738	601
Pool # BM6492, 1.51%, 11/1/2032 (d)	938	766
Pool # BS6819, 4.12%, 11/1/2032	655	638
Pool # BS7090, 4.45%, 12/1/2032	1,017	1,011
Pool # AN7923, 3.33%, 1/1/2033	505	465
Pool # BS5357, 3.41%, 3/1/2033	500	459
Pool # AN9067, 3.51%, 5/1/2033	275	257
Pool # BS5511, 3.45%, 8/1/2033	654	602
Pool # BS5127, 3.15%, 9/1/2033	400	359
Pool # BL1012, 4.03%, 12/1/2033	265	255
Pool # BL0900, 4.08%, 2/1/2034	155	150
Pool # AN4430, 3.61%, 1/1/2037	461	439
Pool # BF0105, 4.00%, 6/1/2056	286	267
Pool # BF0107, 4.50%, 6/1/2056	219	211
Pool # BF0125, 4.00%, 7/1/2056	247	231
Pool # BF0189, 3.00%, 6/1/2057	400	345
Pool # BF0219, 3.50%, 9/1/2057	572	515
Pool # BF0230, 5.50%, 1/1/2058	939	967
Pool # BF0263, 3.50%, 5/1/2058	285	257
Pool # BF0497, 3.00%, 7/1/2060	447	386
Pool # BF0537, 3.00%, 3/1/2061	546	463
Pool # BF0561, 3.00%, 9/1/2061	663	562
Pool # BF0578, 2.50%, 12/1/2061	1,568	1,268
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 4/25/2055 (c)	25	22
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	751	687
Pool # BR3929, 3.50%, 10/20/2050	400	366
Pool # BW1726, 3.50%, 10/20/2050	422	386
Pool # BS8546, 2.50%, 12/20/2050	1,109	937
Pool # BR3928, 3.00%, 12/20/2050	549	495
Pool # BU7538, 3.00%, 12/20/2050	357	322
Pool # 785294, 3.50%, 1/20/2051	1,071	967
Pool # CA8452, 3.00%, 2/20/2051	1,566	1,398
Pool # CB1543, 3.00%, 2/20/2051	1,079	956
Pool # CA3588, 3.50%, 2/20/2051	1,171	1,071
Pool # CB1536, 3.50%, 2/20/2051	1,210	1,112
Pool # CB1542, 3.00%, 3/20/2051	707	626
Pool # CC0070, 3.00%, 3/20/2051	177	160
Pool # CC8726, 3.00%, 3/20/2051	215	191
Pool # CC8738, 3.00%, 3/20/2051	302	268
Pool # CC8723, 3.50%, 3/20/2051	1,443	1,321
Pool # CC0088, 4.00%, 3/20/2051	58	55
Pool # CC0092, 4.00%, 3/20/2051	141	134
Pool # CC8727, 3.00%, 4/20/2051	369	326
Pool # CC8739, 3.00%, 4/20/2051	997	883
Pool # CC8740, 3.00%, 4/20/2051	826	732

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CC8751, 3.00%, 4/20/2051	178	158
Pool # CA3563, 3.50%, 7/20/2051	663	614
Pool # CE2586, 3.50%, 7/20/2051	916	839
Pool # CK1527, 3.50%, 12/20/2051	649	596
Pool # CJ8184, 3.50%, 1/20/2052	703	643
Pool # CK2716, 3.50%, 2/20/2052	528	476
Pool # CI8525, 5.00%, 2/20/2052	530	522
Pool # CK8295, 5.00%, 3/20/2052	248	243
Pool # CN3557, 4.50%, 5/20/2052	296	288
Pool # CN3127, 5.00%, 8/20/2052	234	231
Pool # CO4960, 5.00%, 8/20/2052	386	380
Pool # CU6748, 6.00%, 9/20/2053	495	506
GNMA II, Other
Pool # CU1093, 5.50%, 6/20/2063	169	168
Pool # CU1092, 6.00%, 6/20/2063	224	227
Pool # 785183, 2.93%, 10/20/2070 (d)	583	536
Total Mortgage-Backed Securities (Cost $74,383)		68,354
Corporate Bonds — 7.3%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.70%, 2/1/2027	903	871
3.45%, 11/1/2028	155	148
6.53%, 5/1/2034	90	97
L3Harris Technologies, Inc.
5.25%, 6/1/2031	110	112
5.40%, 7/31/2033	108	109
Northrop Grumman Corp.
5.15%, 5/1/2040	191	185
3.85%, 4/15/2045	209	165
RTX Corp. 5.15%, 2/27/2033	87	88
		1,775
Automobiles — 0.0% ^
Hyundai Capital America 4.55%, 9/26/2029 (e)	100	98
Banks — 1.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (f)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (e) (f)	200	201
AIB Group plc (Ireland) (SOFR + 1.91%), 5.87%, 3/28/2035 (e) (f)	250	254
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	200	191
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (f)	200	203
5.59%, 8/8/2028	200	206
5.44%, 7/15/2031	200	205
Bank of America Corp.
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	290	295
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	300	311

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.84%), 5.87%, 9/15/2034 (f)	150	157
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	405	411
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (e) (f)	200	192
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (f)	78	78
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	155	156
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (e)	200	206
Barclays plc (United Kingdom)
(SOFR + 1.56%), 4.94%, 9/10/2030 (f)	200	199
(SOFR + 1.59%), 5.79%, 2/25/2036 (f)	200	201
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (e) (f)	505	511
(SOFR + 1.59%), 5.50%, 5/20/2030 (e) (f)	200	204
(SOFR + 1.28%), 5.28%, 11/19/2030 (e) (f)	200	202
(SOFR + 1.62%), 5.79%, 1/13/2033 (e) (f)	200	204
BPCE SA (France)
(SOFR + 1.68%), 5.88%, 1/14/2031 (e) (f)	250	256
(SOFR + 1.85%), 5.94%, 5/30/2035 (e) (f)	250	252
(SOFR + 2.04%), 6.29%, 1/14/2036 (e) (f)	250	258
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	90	92
Citigroup, Inc.
(SOFR + 1.36%), 5.17%, 2/13/2030 (f)	430	436
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	188	185
(SOFR + 1.35%), 3.06%, 1/25/2033 (f)	328	288
Credit Agricole SA (France) (SOFR + 1.13%), 5.23%, 1/9/2029 (e) (f)	250	253
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (e) (f)	200	197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (e) (f)	200	200
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (e)	200	206
5.25%, 4/26/2029 (e)	273	278
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (f)	214	219
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	500	468
(SOFR + 1.29%), 5.29%, 11/19/2030 (f)	300	303
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (f)	90	91
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (e) (f)	200	200
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (f)	135	136
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (f)	200	193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (f)	200	202
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (f)	250	255
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (f)	315	309
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (f)	310	310
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (e)	280	287

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	120	119
(SOFR + 1.93%), 5.07%, 1/24/2034 (f)	149	148
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (f)	185	184
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (f)	140	144
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (f)	256	259
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	200	193
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	300	312
Societe Generale SA (France)
4.25%, 4/14/2025 (e)	700	700
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (e) (f)	260	254
5.25%, 2/19/2027 (e)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (e) (f)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (e) (f)	415	357
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (e) (f)	214	217
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (e) (f)	250	267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (e) (f)	400	409
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	235	244
5.42%, 7/9/2031	300	308
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	125	127
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (f)	170	183
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	84	86
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	160	164
(SOFR + 1.79%), 6.30%, 10/23/2029 (f)	165	174
(SOFR + 1.50%), 5.20%, 1/23/2030 (f)	85	86
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	55	56
(SOFR + 1.38%), 5.21%, 12/3/2035 (f)	290	288
(SOFR + 2.53%), 3.07%, 4/30/2041 (f)	53	39
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	200	170
		16,556
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	215	176
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	20	20
4.05%, 11/21/2039	400	351
4.25%, 11/21/2049	180	149
Amgen, Inc. 3.15%, 2/21/2040	499	381
Gilead Sciences, Inc. 2.60%, 10/1/2040	342	244
		1,145

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	245	211
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (f)	100	109
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	301	207
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (f)	344	331
(SOFR + 1.21%), 5.37%, 1/10/2029 (f)	250	253
5.41%, 5/10/2029	150	154
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (f)	187	181
(SOFR + 1.77%), 6.48%, 10/24/2029 (f)	130	137
(SOFR + 1.21%), 5.05%, 7/23/2030 (f)	345	348
(SOFR + 1.14%), 4.69%, 10/23/2030 (f)	190	189
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	725	721
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (e) (f)	200	172
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	185	188
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	185	189
(SOFR + 1.22%), 5.04%, 7/19/2030 (f)	120	121
(SOFR + 1.88%), 5.42%, 7/21/2034 (f)	125	126
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	79	80
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	165	165
UBS Group AG (Switzerland) (USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (e) (f)	275	282
		3,953
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	461	475
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (e)	300	316
5.04%, 3/25/2030 (e)	35	35
		351
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	150	141
5.10%, 1/19/2029	150	151
Aircastle Ltd. 5.25%, 3/15/2030 (e)	150	149
American Express Co. (SOFRINDX + 1.32%), 5.44%, 1/30/2036 (f)	125	126
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (e)	530	531
2.13%, 2/21/2026 (e)	115	112
4.25%, 4/15/2026 (e)	20	20
4.38%, 5/1/2026 (e)	171	170
2.53%, 11/18/2027 (e)	916	858
4.95%, 1/15/2028 (e)	70	70
5.75%, 3/1/2029 (e)	99	101

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
5.15%, 1/15/2030 (e)	110	109
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (f)	100	102
(SOFR + 1.27%), 2.62%, 11/2/2032 (f)	175	149
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (e)	200	202
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (e)	165	165
5.15%, 3/17/2030 (e)	85	84
		3,240
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	60	58
5.50%, 9/15/2054	40	38
		96
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (e)	198	191
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	70	56
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.85%, 1/15/2032	299	257
WP Carey, Inc.
2.40%, 2/1/2031	148	129
2.25%, 4/1/2033	10	8
		394
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	95	84
3.50%, 6/1/2041	518	400
Sprint Capital Corp. 6.88%, 11/15/2028	55	59
Verizon Communications, Inc. 2.65%, 11/20/2040	185	130
		673
Electric Utilities — 0.9%
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	405	413
DTE Electric Co. Series B, 3.25%, 4/1/2051	200	138
Duke Energy Corp. 6.10%, 9/15/2053	120	122
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	97	66
Edison International
5.75%, 6/15/2027	195	197
5.45%, 6/15/2029	230	227
Electricite de France SA (France) 5.95%, 4/22/2034 (e)	200	207
Emera US Finance LP (Canada) 4.75%, 6/15/2046	197	162
Entergy Arkansas LLC 2.65%, 6/15/2051	72	42
Entergy Louisiana LLC
4.00%, 3/15/2033	150	140

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
2.90%, 3/15/2051	60	37
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	280	279
Evergy, Inc. 2.90%, 9/15/2029	394	364
Fells Point Funding Trust 3.05%, 1/31/2027 (e)	465	451
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (e)	179	153
ITC Holdings Corp.
2.95%, 5/14/2030 (e)	126	115
5.40%, 6/1/2033 (e)	230	231
Jersey Central Power & Light Co. 5.10%, 1/15/2035 (e)	45	44
Massachusetts Electric Co. 4.00%, 8/15/2046 (e)	98	78
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (e)	253	154
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	210	201
NRG Energy, Inc.
2.00%, 12/2/2025 (e)	90	88
2.45%, 12/2/2027 (e)	305	286
Pacific Gas and Electric Co.
2.95%, 3/1/2026	264	259
6.40%, 6/15/2033	99	103
5.80%, 5/15/2034	239	241
3.75%, 8/15/2042 (g)	71	53
4.30%, 3/15/2045	65	51
5.90%, 10/1/2054	30	28
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,145	1,142
Series A-3, 5.54%, 7/15/2047	145	145
Series A-3, 5.53%, 6/1/2049	150	150
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	85	80
Series A-5, 5.10%, 6/1/2052	80	75
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	190	202
PPL Capital Funding, Inc. 5.25%, 9/1/2034	80	80
Public Service Co. of Oklahoma 5.20%, 1/15/2035	35	35
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	92	90
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	86	86
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	121	91
5.88%, 12/1/2053	53	51
5.90%, 3/1/2055	50	48
Southern Co. (The) 5.20%, 6/15/2033	60	60
Union Electric Co. 3.90%, 4/1/2052	124	95
Vistra Operations Co. LLC
6.00%, 4/15/2034 (e)	15	15
5.70%, 12/30/2034 (e)	45	45
		7,420
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	500	468

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	75	72
Global Payments, Inc.
3.20%, 8/15/2029	297	278
5.30%, 8/15/2029	42	43
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (e)	286	290
Shell International Finance BV 3.13%, 11/7/2049	205	137
		820
Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	138	122
4.65%, 9/17/2034	138	133
JBS USA Holding Lux SARL
3.75%, 12/1/2031	125	114
6.75%, 3/15/2034	140	151
JBS USA LUX Sarl 5.95%, 4/20/2035 (e)	50	51
Kraft Heinz Foods Co.
4.63%, 10/1/2039	155	141
4.38%, 6/1/2046	86	70
Mars, Inc.
5.00%, 3/1/2032 (e)	100	101
5.65%, 5/1/2045 (e)	205	206
Tyson Foods, Inc. 5.70%, 3/15/2034	90	92
		1,181
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	175	108
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	176	151
		259
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	143	126
CSX Corp. 3.80%, 11/1/2046	191	149
Norfolk Southern Corp. 3.05%, 5/15/2050	187	122
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (e)	400	387
Uber Technologies, Inc. 4.80%, 9/15/2034	70	68
Union Pacific Corp. 3.55%, 8/15/2039	270	224
		1,076
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	63	59
DH Europe Finance II SARL 3.25%, 11/15/2039	103	82
Solventum Corp. 5.60%, 3/23/2034	156	158
		299
Health Care Providers & Services — 0.3%
Banner Health 1.90%, 1/1/2031	246	212
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	150	103
Cencora, Inc. 5.13%, 2/15/2034	350	349
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	118

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Cigna Group (The) 5.13%, 5/15/2031	280	284
CommonSpirit Health
1.55%, 10/1/2025	65	64
2.78%, 10/1/2030	150	135
3.91%, 10/1/2050	65	48
HCA, Inc.
5.45%, 9/15/2034	150	149
5.75%, 3/1/2035	165	166
5.50%, 6/15/2047	90	83
3.50%, 7/15/2051	83	55
5.95%, 9/15/2054	55	53
6.10%, 4/1/2064	175	169
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	130	94
MyMichigan Health Series 2020, 3.41%, 6/1/2050	40	28
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	135	88
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	165	102
UnitedHealth Group, Inc.
5.70%, 10/15/2040	150	154
5.88%, 2/15/2053	65	66
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	300	194
		2,714
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	80	78
DOC DR LLC 2.63%, 11/1/2031	100	87
Healthcare Realty Holdings LP 2.00%, 3/15/2031	379	319
Sabra Health Care LP 3.20%, 12/1/2031	160	139
		623
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	205	139
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	140	142
Constellation Energy Generation LLC 5.80%, 3/1/2033	25	26
Southern Power Co. 5.15%, 9/15/2041	205	193
		361
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	130	124
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (e)	65	64
Prologis LP 5.25%, 3/15/2054	157	149
		213
Insurance — 0.3%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	210	207
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	120	92
Brown & Brown, Inc. 2.38%, 3/15/2031	386	331

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (e)	285	183
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	60	61
F&G Global Funding 5.88%, 6/10/2027 (e)	200	204
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (e)	200	230
New York Life Insurance Co. 3.75%, 5/15/2050 (e)	408	301
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (e)	150	138
5.16%, 5/28/2031 (e)	260	266
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (e)	393	263
		2,276
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	130	131
5.40%, 8/15/2054	90	88
		219
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	75	73
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	100	76
Media — 0.1%
Charter Communications Operating LLC 3.70%, 4/1/2051	403	254
Comcast Corp.
3.25%, 11/1/2039	332	258
2.80%, 1/15/2051	172	104
5.35%, 5/15/2053	400	373
		989
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	100	101
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (e)	315	277
5.63%, 4/4/2034 (e)	110	111
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (e)	130	122
Steel Dynamics, Inc. 5.38%, 8/15/2034	150	150
		761
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	184	113
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	225	195
Oil, Gas & Consumable Fuels — 0.7%
Aker BP ASA (Norway) 5.13%, 10/1/2034 (e)	150	143
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (e)	198	193
BP Capital Markets America, Inc. 2.77%, 11/10/2050	187	115
Cheniere Energy, Inc. 5.65%, 4/15/2034	70	71

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (e)	48	47
5.68%, 1/15/2034 (e)	76	76
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (e)	240	237
5.96%, 2/15/2055 (e)	165	160
ConocoPhillips Co. 5.50%, 1/15/2055	150	145
Coterra Energy, Inc.
3.90%, 5/15/2027	125	123
5.40%, 2/15/2035	120	118
Devon Energy Corp. 5.75%, 9/15/2054	135	124
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	65	68
Enbridge, Inc. (Canada) 5.63%, 4/5/2034	210	213
Energy Transfer LP 5.00%, 5/15/2044 (g)	420	363
Exxon Mobil Corp. 3.00%, 8/16/2039	593	462
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (e)	100	79
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (e)	176	144
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (e)	455	448
3.45%, 10/15/2027 (e)	259	250
Kinder Morgan, Inc.
5.00%, 2/1/2029	172	174
7.80%, 8/1/2031	200	228
MPLX LP
5.50%, 6/1/2034	160	159
4.50%, 4/15/2038	205	180
NGPL PipeCo LLC 3.25%, 7/15/2031 (e)	155	136
Northern Natural Gas Co. 5.63%, 2/1/2054 (e)	20	20
Occidental Petroleum Corp.
5.20%, 8/1/2029	55	55
5.38%, 1/1/2032	55	54
ONEOK, Inc. 4.75%, 10/15/2031	230	225
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (e)	40	40
5.03%, 10/1/2029 (e)	45	45
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	394	287
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	250	255
Williams Cos., Inc. (The)
5.60%, 3/15/2035	90	92
6.00%, 3/15/2055	25	25
		5,554
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	142	131
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	250	193

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	45	50
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	225	199
3.70%, 3/15/2052	63	47
5.55%, 2/22/2054	10	10
5.65%, 2/22/2064	90	88
Eli Lilly & Co. 5.00%, 2/9/2054	250	234
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	195	185
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	700	522
3.18%, 7/9/2050	200	132
Zoetis, Inc. 5.60%, 11/16/2032	170	177
		1,644
Residential REITs — 0.1%
Essex Portfolio LP 5.50%, 4/1/2034	50	51
UDR, Inc.
2.10%, 8/1/2032	380	309
1.90%, 3/15/2033	50	39
		399
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	140	130
2.50%, 8/16/2031	80	69
NNN REIT, Inc. 5.50%, 6/15/2034	80	80
Realty Income Corp. 1.80%, 3/15/2033	220	172
		451
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.
4.55%, 2/15/2032	108	105
3.19%, 11/15/2036 (e)	59	48
Intel Corp.
3.73%, 12/8/2047	30	21
3.25%, 11/15/2049	60	38
3.05%, 8/12/2051	60	35
5.70%, 2/10/2053	91	84
KLA Corp. 3.30%, 3/1/2050	242	168
NXP BV (China) 3.25%, 5/11/2041	265	194
Texas Instruments, Inc. 5.05%, 5/18/2063	274	251
		944
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	180	176
Oracle Corp.
3.80%, 11/15/2037	279	235
3.60%, 4/1/2050	90	63

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Synopsys, Inc.
5.00%, 4/1/2032	150	150
5.70%, 4/1/2055	125	124
		748
Specialized REITs — 0.2%
American Tower Corp.
5.20%, 2/15/2029	180	183
1.88%, 10/15/2030	928	794
Crown Castle, Inc. 5.80%, 3/1/2034	65	66
Extra Space Storage LP
5.90%, 1/15/2031	100	104
2.40%, 10/15/2031	220	187
		1,334
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	100	101
Home Depot, Inc. (The) 3.63%, 4/15/2052	110	81
		182
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 5.30%, 4/1/2032	280	282
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	220	214
		496
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	386	361
4.39%, 8/15/2037	205	180
		541
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (e)	100	99
Wireless Telecommunication Services — 0.0% ^
T-Mobile USA, Inc. 3.40%, 10/15/2052	225	152
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	150	143
		295
Total Corporate Bonds (Cost $68,349)		62,800
Asset-Backed Securities — 3.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (e)	133	123
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 5.57%, 12/18/2037 (d) (e)	122	121
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (e)	635	608
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	455	433
Series 2016-3, Class AA, 3.00%, 10/15/2028	319	301
Series 2021-1, Class B, 3.95%, 7/11/2030	535	504
American Credit Acceptance Receivables Trust Series 2024-3, Class D, 6.04%, 7/12/2030 (e)	910	928

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (e)	315	313
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (e)	165	163
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (e)	645	633
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (e)	290	285
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (e)	255	244
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (e) (g)	625	599
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (e) (g)	345	327
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (e)	214	205
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (e)	320	322
Series 2024-1A, Class A, 5.36%, 6/20/2030 (e)	280	286
Bridge Trust Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (e)	580	547
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	650	659
Series 2024-1, Class D, 6.03%, 11/15/2029	310	316
Series 2024-2, Class C, 6.07%, 2/15/2030	330	337
Series 2025-1, Class D, 5.64%, 11/15/2030	635	641
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (e)	232	226
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (e)	676	671
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (e)	142	133
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (e)	635	563
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (e)	293	298
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (e)	255	256
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (e)	290	292
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (e)	290	298
Series 2024-2A, Class C, 6.70%, 10/16/2034 (e)	655	681
Series 2024-3A, Class B, 4.85%, 11/15/2034 (e)	795	792
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (e)	82	75
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (e)	405	393
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	367	345
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (e)	47	46
Series 2021-1A, Class C, 2.70%, 11/21/2033 (e)	98	97
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (e)	132	125
Series 2021-A, Class C, 2.09%, 8/27/2035 (e)	62	59
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (e)	180	183
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	230	236
Series 2024-1A, Class D, 5.84%, 6/17/2030	280	282
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (e)	94	94
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (e)	780	746
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (e)	255	252

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (e)	550	520
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (e)	301	314
Series 2024-2A, Class A, 4.60%, 3/15/2050 (e)	234	233
Series 2024-2A, Class B, 4.93%, 3/15/2050 (e)	105	104
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (e)	263	268
Series 2024-A, Class C, 6.32%, 3/15/2043 (e)	313	319
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (e)	830	789
Series 2021-3, Class D, 3.00%, 1/17/2041 (e)	425	387
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (e)	169	171
Series 2024-2, Class B1, 5.44%, 10/20/2032 (e)	282	283
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (e)	190	181
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (e)	850	815
Series 2024-AA, Class C, 6.00%, 9/22/2036 (e)	259	263
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/9/2042 (e)	100	95
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (e)	328	310
Series 2024-1A, Class B, 5.51%, 2/20/2043 (e)	128	129
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (e)	224	222
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (e)	174	170
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (e)	506	493
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (e)	435	426
Series 2024-2A, Class C, 5.90%, 7/20/2032 (e)	565	575
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (e)	230	219
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (e)	795	775
Series 2025-A, Class B, 5.30%, 2/8/2033 (e)	105	105
Series 2025-A, Class C, 5.89%, 2/8/2033 (e)	100	100
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (e)	36	35
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (e)	475	436
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (d) (e)	624	623
Progress Residential Trust
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (e)	575	515
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (e)	1,775	1,766
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (e)	140	130
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (e)	235	238
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (e)	190	192
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (e)	114	113
Republic Finance Issuance Trust Series 2021-A, Class A, 2.30%, 12/22/2031 (e)	727	720
Santander Drive Auto Receivables Trust Series 2024-5, Class D, 5.14%, 2/17/2032	255	254
SCF Equipment Leasing LLC Series 2023-1A, Class C, 6.77%, 8/22/2033 (e)	325	335
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (e)	590	598

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B, 1.80%, 9/20/2038 (e)	67	66
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (e)	423	441
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (e)	240	243
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	91	90
Series 2019-2, Class B, 3.50%, 5/1/2028	223	214
Series 2018-1, Class A, 3.70%, 3/1/2030	354	332
Series 2024-1, Class AA, 5.45%, 2/15/2037	240	242
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (e)	9	9
VOLT XCII LLC Series 2021-NPL1, Class A1, 5.89%, 2/27/2051 (e) (g)	20	20
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (e) (g)	217	217
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (e) (g)	266	266
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (e) (g)	128	128
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (e) (g)	146	146
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (e) (g)	191	191
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (e) (g)	261	261
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (e)	85	83
Series 2024-1A, Class C, 7.06%, 1/20/2038 (e)	202	205
Total Asset-Backed Securities (Cost $33,645)		33,413
Collateralized Mortgage Obligations — 1.8%
CSMC Trust Series 2021-RPL1, Class A1, 4.08%, 9/27/2060 (d) (e)	573	571
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (d) (e)	229	224
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class MA, 3.00%, 8/25/2056	121	113
Series 2018-1, Class MA, 3.00%, 5/25/2057	144	134
Series 2018-1, Class M60C, 3.50%, 5/25/2057	309	284
Series 2019-1, Class M55D, 4.00%, 7/25/2058	231	216
Series 2019-2, Class M55D, 4.00%, 8/25/2058	442	414
Series 2019-3, Class M55D, 4.00%, 10/25/2058	310	291
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	769	689
Series 2020-3, Class TTW, 3.00%, 5/25/2060	680	635
FHLMC, REMIC
Series 4646, Class BM, 4.00%, 12/15/2039	208	204
Series 4257, Class DZ, 2.50%, 10/15/2043	379	326
Series 5174, Class IG, IO, 3.00%, 1/25/2050	1,833	238
Series 5052, Class KI, IO, 4.00%, 12/25/2050	1,880	382
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,833	257
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	234	244
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	83	84
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	200	195
Series 2012-103, Class BA, 2.50%, 2/25/2042	117	112
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	1,922	409
Series 2018-75, Class UZ, 4.00%, 10/25/2058	1,063	990
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	457	465

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GNMA
Series 2022-105, Class SG, IF, IO, 1.71%, 6/20/2052 (d)	1,195	117
Series 2024-64, Class YH, 5.00%, 4/20/2054	815	791
Series 2015-H11, Class FC, 4.97%, 5/20/2065 (d)	213	213
Series 2021-H14, Class YD, 7.34%, 6/20/2071 (d)	781	688
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 ‡ (d) (e)	880	880
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (e) (g)	287	287
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (e) (g)	355	353
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (e) (g)	435	437
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (e) (g)	1,340	1,354
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (e) (g)	920	918
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (e) (g)	195	196
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (e) (g)	220	220
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (e)	1,336	1,153
Total Collateralized Mortgage Obligations (Cost $15,899)		15,084
Commercial Mortgage-Backed Securities — 0.8%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (e)	400	385
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.14%, 7/25/2041 (d) (e)	394	385
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	542	527
Series K152, Class A2, 3.08%, 1/25/2031	155	145
Series K-1510, Class A2, 3.72%, 1/25/2031	235	227
Series KJ45, Class A2, 4.66%, 1/25/2031	670	675
Series K-150, Class A2, 3.71%, 9/25/2032 (d)	480	456
FNMA ACES
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (d)	965	825
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (d)	405	402
Series 2024-M2, Class A2, 3.75%, 8/25/2033	1,145	1,074
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	14	14
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (d)	1,077	75
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (e)	435	405
Series 2015-K48, Class C, 3.64%, 8/25/2048 (d) (e)	35	35
Series 2016-K56, Class B, 3.95%, 6/25/2049 (d) (e)	330	326
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 8.34%, 11/25/2053 (d) (e)	382	396
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (e)	165	166
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (e)	725	623
Total Commercial Mortgage-Backed Securities (Cost $7,413)		7,141
Foreign Government Securities — 0.1%
Republic of Peru 2.78%, 12/1/2060	125	68

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Mexican States
3.50%, 2/12/2034	369	303
6.88%, 5/13/2037	200	205
Total Foreign Government Securities (Cost $690)		576
Municipal Bonds — 0.0% (h) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bond Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $110)	110	111
	SHARES (000)
Short-Term Investments — 4.5%
Investment Companies — 4.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (i) (Cost $38,608)	38,608	38,608
Total Investments — 99.4% (Cost $750,546)		852,429
Other Assets in Excess of Liabilities — 0.6%		4,755
NET ASSETS — 100.0%		857,184

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2025.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2025.

(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	The rate shown is the current yield as of March 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	46	06/18/2025	USD	5,125	41
U.S. Treasury 2 Year Note	48	06/30/2025	USD	9,948	30
U.S. Treasury 5 Year Note	35	06/30/2025	USD	3,790	27
					98
Short Contracts
U.S. Treasury Ultra Bond	(2)	06/18/2025	USD	(246)	4
					102

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$32,516	$897	$33,413
Collateralized Mortgage Obligations	—	14,204	880	15,084
Commercial Mortgage-Backed Securities	—	7,141	—	7,141
Corporate Bonds	—	62,800	—	62,800
Exchange-Traded Funds	187,981	—	—	187,981
Foreign Government Securities	—	576	—	576
Investment Companies	359,580	—	—	359,580
Mortgage-Backed Securities	—	68,354	—	68,354
Municipal Bonds	—	111	—	111
U.S. Treasury Obligations	—	78,781	—	78,781
Short-Term Investments
Investment Companies	38,608	—	—	38,608
Total Investments in Securities	$586,169	$264,483	$1,777	$852,429
Appreciation in Other Financial Instruments
Futures Contracts	$102	$—	$—	$102
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$15,010	$3,242	$2,558	$30	$80	$15,804	300	$344	$—
JPMorgan BetaBuilders International Equity ETF (a)	77,027	24,075	19,940	341	3,383	84,886	1,380	1,627	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	6,658	1,430	1,790	210	415	6,923	74	159	— (b)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	33,811	26,212	60,294	208	269	206	5	1,158	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	22,310	7,578	7,029	857	268	23,984	266	263	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	12,340	5,117	4,484	514	(215)	13,272	219	136	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	10,585	1,941	12,626	70	30	—	—	661	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	84,420	18,033	14,828	(1,434)	3,143	89,334	12,339	3,507	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,500	3,397	2,785	47	256	15,415	2,486	827	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	15,229	3,398	3,065	41	199	15,802	935	399	—
JPMorgan Equity Index Fund Class R6 Shares (a)	174,553	43,076	42,077	4,970	1,895	182,417	2,166	1,837	—
JPMorgan High Yield Fund Class R6 Shares (a)	42,707	20,887	7,696	(221)	935	56,612	8,764	2,663	—

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Inflation Managed Bond ETF (a)	$40,278	$7,734	$6,485	$(187)	$1,566	$42,906	891	$1,307	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (c)	36,437	117,495	115,324	—	—	38,608	38,608	1,521	—
Total	$585,865	$283,615	$300,981	$5,446	$12,224	$586,169		$16,409	$— (b)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2025.